Promissory Note	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
Debt Disclosure [Abstract]
Promissory Note

7.Promissory Note

On January 25, 2013, we entered into a Letter Agreement (the “Agreement”) with Morrison & Foerster LLP (“Morrison”).  Under the terms of the Agreement, we issued a Promissory Note (the “Note”) in favor of Morrison in the principal amount of $1,125,000.  In consideration for the Note, Morrison agreed to waive $1,519,000 of amounts due and payable to Morrison for legal services rendered.  The Note bore interest at the rate of 7.5% per annum, but the then outstanding balance would accrue interest at the rate of 10% per annum upon the occurrence of an event of default (as defined in the Note).  Beginning March 31, 2013, and on or before the last business day of each calendar month thereafter, we are required to pay all accrued but unpaid interest on the then unpaid amount of outstanding principal.  Beginning on February 28, 2014, we were required to pay equal monthly principal installments of approximately $47,000, plus interest. We could prepay the outstanding balance under the Note in full or in part at any time, which would result in a discount of the then outstanding balance as more fully described in the Note.   The Note was to mature on February 28, 2016, unless accelerated pursuant to an event of default or upon the consummation of a change of control (as defined in the Note). As a result of the Agreement, we reclassified the amount due and payable to Morrison from a current liability to long-term debt, except any payments due under the Letter Agreement within twelve months from the date of the balance sheet which will continue to be classified as a current liability.

In consideration for Morrison’s acceptance of the Note in lieu of payment for its legal services, we issued Morrison a warrant to purchase 375,000 shares of our common stock at an exercise price of $0.83 per share.  The warrant was exercisable immediately and expires on January 24, 2018. The warrant may be exercised by Morrison with a cash payment or, in lieu thereof, at its election, through a net exercise, as set forth in the warrant agreement. Neither the warrant nor the shares to be issued upon exercise thereof are registered for sale or resale under the Securities Act of 1933, as amended (the “Securities Act”), and have been or will be issued in reliance on an exemption from registration under the Securities Act pursuant to Section 4(a)(2) thereof based on the offering of such securities to one investor and the lack of any general solicitation or advertising in connection with such issuance. We determined that the warrants issued in connection with the Note were equity instruments and did not represent derivative instruments. The fair value of the warrants issued to Morrison was $245,000, based on the Black-Scholes valuation method assuming no dividend yield, volatility of 134%, a risk-free interest rate of 0.35%, and an expected life of 5 years.

This transaction was accounted for as a troubled debt restructuring.  During the year ended July 31, 2013, we recorded $25,000 of other expense resulting from the excess of the total cash outflows under the troubled debt restructuring, plus the expense related to the fair value of the warrant issued in conjunction with the debt, over the carrying amount of the Morrison payables prior to the restructuring.  In accordance with the applicable guidance, interest to be paid under the Note of approximately $174,000 was added to the carrying amount of the Note, and future payments of interest will be reflected as a reduction to the carrying amount of the debt.

During the nine months ended April 30, 2014, we entered into a Promissory Note Payoff Agreement (“Payoff Agreement”) with Morrison.  Under the Payoff Agreement, we paid $500,000 in cash to Morrison to extinguish $1,227,000 in unsecured debt owed to Morrison under the Note, dated January 25, 2013. We have no further obligations or liability under the Note. As a result of the Payoff Agreement, we recorded a gain of $727,000 that is reflected in the other income (expense) section of the consolidated statement of operations.

During the nine months ended April 30, 2014, prior to the Payoff Agreement, we paid $28,000 under the terms of the Note.

4. Promissory Note

On January 25, 2013, we entered into a Letter Agreement (the “Agreement”) with Morrison & Foerster LLP (“Morrison”).  Under the terms of the Agreement, we issued a Promissory Note (the “Note”) in favor of Morrison in the principal amount of $1,125,000.  In consideration for the Note, Morrison agreed to waive $1,519,000 of amounts due and payable to Morrison for legal services rendered.  The Note bears interest at the rate of 7.5% per annum, but the then outstanding balance will accrue interest at the rate of 10% per annum upon the occurrence of an event of default (as defined in the Note).  Beginning March 31, 2013, and on or before the last business day of each calendar month thereafter, we are required to pay all accrued but unpaid interest on the then unpaid amount of outstanding principal.  Beginning on February 28, 2014, we are required to pay equal monthly principal installments of approximately $47,000, plus interest. We may prepay the outstanding balance under the Note in full or in part at any time, which would result in a discount of the then outstanding balance as more fully described in the Note.   The Note will mature on February 28, 2016, unless accelerated pursuant to an event of default or upon the consummation of a change of control (as defined in the Note). As a result of the Agreement, we have reclassified the amount due and payable to Morrison from a current liability to long-term debt, except any payments due under the Letter Agreement within twelve months from the date of the balance sheet which will continue to be classified as a current liability.

In consideration for Morrison’s acceptance of the Note in lieu of payment for its legal services, we issued Morrison a warrant to purchase 375,000 shares of our common stock at an exercise price of $0.83 per share.  The warrant was exercisable immediately and expires on January 24, 2018. The warrant may be exercised by Morrison with a cash payment or, in lieu thereof, at its election, through a net exercise, as set forth in the warrant agreement. Neither the warrant nor the shares to be issued upon exercise thereof are registered for sale or resale under the Securities Act of 1933, as amended (the “Securities Act”), and have been or will be issued in reliance on an exemption from registration under the Securities Act pursuant to Section 4(a)(2) thereof based on the offering of such securities to one investor and the lack of any general solicitation or advertising in connection with such issuance. We determined that the warrants issued in connection with the Note were equity instruments and did not represent derivative instruments. The fair value of the warrants issued to Morrison was $245,000, based on the Black-Scholes valuation method assuming no dividend yield, volatility of 134%, a risk-free interest rate of 0.35%, and an expected life of 5 years.

This transaction was accounted for as a troubled debt restructuring.  During the year ended July 31, 2013, we recorded $25,000 of other expense resulting from the excess of the total cash outflows under the troubled debt restructuring, plus the expense related to the fair value of the warrant issued in conjunction with the debt, over the carrying amount of the Morrison payables prior to the restructuring.  In accordance with the applicable guidance, interest to be paid under the Note of approximately $174,000 was added to the carrying amount of the Note, and future payments of interest will be reflected as a reduction to the carrying amount of the debt.

During the year ended July 31, 2013, we paid $43,000 under the terms of the Note.

As of July 31, 2013, future maturities of the promissory note are as follows:

Fiscal year ending July 31,
2014	$368,000
2015	$599,000
2016	$288,000
Total	$1,255,000